Acquired Intangible Assets with an Initial Purchase Price Allocation and Weighted-Average Life (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2011 Year
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	$ 35,085
Weighted- Average Life	13
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	1,443
Weighted- Average Life	7
Customer lists and other
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	$ 33,642
Weighted- Average Life	13